Capital structure and financing - C.7.2. Fair value of financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 2,169	$ 2,337
Current financial assets	2,051	2,143
Non-current financial assets	119	194
Financial assets at amortised cost | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	21	24
Financial assets at amortised cost | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	74	77
Financial assets at amortised cost | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	405	351
Financial assets at amortised cost | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	65	296
Financial assets at amortised cost | Prepayments and accrued income
Disclosure of fair value measurement of assets [line items]
Financial assets	168	149
Financial assets at amortised cost | Supplier advances for capital expenditures
Disclosure of fair value measurement of assets [line items]
Financial assets	35	21
Financial assets at amortised cost | Call option
Disclosure of fair value measurement of assets [line items]
Financial assets	0	3
Financial assets at amortised cost | Equity Investments
Disclosure of fair value measurement of assets [line items]
Financial assets	0	160
Financial assets at amortised cost | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	302	181
Financial assets at amortised cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	203	199
Financial assets at amortised cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	895	875
Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	10,259	8,317
Current financial liabilities	3,856	2,145
Non-current financial liabilities	6,403	6,173
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	10,332	8,198
Current financial liabilities	3,856	2,145
Non-current financial liabilities	6,476	6,054
Debt and financing | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	7,744	5,691
Debt and financing | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	7,817	5,572
Trade payables | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	347	334
Trade payables | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	347	334
Payables and accruals for capital expenditure | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	452	345
Payables and accruals for capital expenditure | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	452	345
Derivative financial instruments | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1	16
Derivative financial instruments | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1	16
Put option liability | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	290	262
Put option liability | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	290	262
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	74	339
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	74	339
Accrued interest and other expenses | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	539	445
Accrued interest and other expenses | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	539	445
Other liabilities | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	812	885
Other liabilities | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 812	$ 885